Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011		Dec. 31, 2010
Current assets
Cash	$ 5,914,380		$ 201,299
Certificate of deposit	2,000,000		0
Restricted certificate of deposit	30,020		0
Inventory	710,462		329,118
Prepaid expenses	318,213		1,000
Deferred financing costs	0		46,400
Total current assets	8,973,075		577,817
Deposits	18,984		23,394
Equipment, net	240,555		155,847
Intangible assets, net	183,386		183,228
Total assets	9,416,000		940,286
Current liabilities
Accounts payable	85,316		390,618
Accrued expenses	357,211		576,442
Current portion of capital lease obligation	7,703		6,181
Notes payable	0		94,500
Convertible notes payable	0		3,035,000
Derivative liability	0		55,413
Total current liabilities	450,230		4,158,154
Capital lease obligation, net of current portion	2,339		8,328
Total liabilities	452,569		4,166,482
Stockholders' equity (deficit)
Preferred stock, 25,000,000 shares authorized, par value $0.001, none issued or outstanding	0		0
Common stock, 100,000,000 shares authorized, par value $0.001, 19,217,826 and 7,114,712 shares issued and outstanding as of September 30, 2011 and December 31, 2010, respectively.	19,218	[1]	7,115	[1]
Additional paid-in capital	22,185,503	[1]	3,453,485	[1]
Noncontrolling interest in variable interest entity	94,849		0
Accumulated deficit	(13,336,139)		(6,686,796)
Total stockholders' equity (deficit)	8,963,431		(3,226,196)
Total liabilities and stockholders' equity (deficit)	$ 9,416,000		$ 940,286

[1]	The December 31, 2010 capital accounts of the Company have been retroactively restated to reflect the equivalent number of the common shares based on the exchange ratio of the merger transaction. See Note 2.